Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.79%
Communication Services — 11.60%
Alphabet Class A	83,077	$ 13,778,320
AT&T	619,101	13,620,222
Comcast Class A	440,095	18,382,768
Meta Platforms Class A	27,924	15,984,815
Verizon Communications	430,271	19,323,471
		81,089,596
Consumer Discretionary — 6.65%
Booking Holdings	1,498	6,309,756
Dillard's Class A	20,078	7,703,728
General Motors	128,698	5,770,818
Leggett & Platt	106,555	1,451,279
Lowe's	21,879	5,925,927
NIKE Class B	43,006	3,801,730
TJX	132,070	15,523,508
		46,486,746
Consumer Staples — 6.51%
Altria Group	250,573	12,789,246
Philip Morris International	269,591	32,728,347
		45,517,593
Energy — 10.67%
Chevron	53,996	7,951,991
Civitas Resources	82,756	4,193,246
ConocoPhillips	60,002	6,317,011
Exxon Mobil	332,850	39,016,677
Marathon Petroleum	105,256	17,147,255
		74,626,180
Financials — 22.32%
American International Group	111,092	8,135,267
Bank of New York Mellon	137,776	9,900,583
Berkshire Hathaway Class B †	4,041	1,859,911
Citigroup	29,971	1,876,185
Corebridge Financial	319,347	9,312,159
Evercore Class A	60,051	15,213,320
F&G Annuities & Life	12,229	546,881
Fidelity National Financial	127,292	7,899,742
Invesco	445,047	7,815,025
KeyCorp	161,896	2,711,758
Lincoln National	229,698	7,237,784
MetLife	186,688	15,398,026
Old Republic International	63,870	2,262,275
OneMain Holdings	210,609	9,913,366
PNC Financial Services Group	91,338	16,883,829
Rithm Capital	209,415	2,376,860
Synchrony Financial	96,370	4,806,936
TPG	53,866	3,100,527
Truist Financial	371,583	15,892,605
Wells Fargo & Co.	49,021	2,769,196
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Western Union	854,436	$ 10,193,421
		156,105,656
Healthcare — 18.84%
Bristol-Myers Squibb	411,297	21,280,507
Centene †	23,370	1,759,293
Cigna Group	81,441	28,214,420
CVS Health	278,253	17,496,549
Gilead Sciences	293,683	24,622,383
McKesson	33,050	16,340,581
Merck & Co.	180,387	20,484,748
Pfizer	52,348	1,514,951
		131,713,432
Industrials — 8.75%
3M	67,782	9,265,799
Builders FirstSource †	43,970	8,524,024
Comfort Systems USA	8,533	3,330,857
Delta Air Lines	55,730	2,830,527
EMCOR Group	4,640	1,997,659
Emerson Electric	90,853	9,936,593
Honeywell International	63,098	13,042,988
Trane Technologies	11,433	4,444,350
United Parcel Service Class B	57,401	7,826,052
		61,198,849
Information Technology — 11.86%
Applied Materials	14,182	2,865,473
Broadcom	35,468	6,118,230
Cisco Systems	506,301	26,945,339
Cognizant Technology Solutions Class A	24,530	1,893,225
Lam Research	5,097	4,159,560
Micron Technology	147,785	15,326,782
Motorola Solutions	28,311	12,729,475
QUALCOMM	64,872	11,031,484
TD SYNNEX	15,282	1,835,063
		82,904,631
Real Estate — 0.59%
Park Hotels & Resorts	293,128	4,133,105
		4,133,105
Total Common Stocks (cost $557,119,321)		683,775,788

Short-Term Investments — 2.23%
Money Market Mutual Funds — 2.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	3,903,140	3,903,140
NQ-FL2 [0924] 1124 (4017783)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	3,903,145	$ 3,903,145
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	3,903,145	3,903,145
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	3,903,144	3,903,144
Total Short-Term Investments (cost $15,612,574)		15,612,574

Total Value of Securities—100.02% (cost $572,731,895)		699,388,362
Liabilities Net of Receivables and Other Assets—(0.02%)		(114,068)
Net Assets Applicable to 20,237,775 Shares Outstanding—100.00%		$699,274,294

†	Non-income producing security.

2    NQ-FL2 [0924] 1124 (4017783)